                                                                                         Registration No. 333-74582
                                                                                                 File No. 811-10589

                                                  SECURITIES AND EXCHANGE COMMISSION
                                                         WASHINGTON, DC 20549

                                                               FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                                        [X]

         Pre-Effective Amendment No. _                                                                        [   ]

         Post-Effective Amendment No. 2                                                                         [X]

                                                                and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                                                     [X]

         Amendment No. 2                                                                                        [X]

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                                                     OPPENHEIMER REAL ESTATE FUND
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                                          (Exact Name of Registrant as Specified in Charter)

                                           6803 South Tucson Way, Englewood, Colorado 80112
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                                          (Address of Principal Executive Offices) (Zip Code)

                                                            (732) 839-3196
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                                         (Registrant's Telephone Number, including Area Code)

                                                         Robert G. Zack, Esq.
                                                        OppenheimerFunds, Inc.
                                             498 Seventh Avenue, New York, New York 10018
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                                                (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[   ]  Immediately upon filing pursuant to paragraph (b)
[X  ]  On February 28, 2002 pursuant to paragraph (b)
[   ]  60 days after filing pursuant to paragraph (a)(1)
[   ]  On _______________ pursuant to paragraph (a)(1)
[   ]  75 days after filing pursuant to paragraph (a)(2)
[   ]  On _______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[   ]  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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